Employee benefit plans - Net Periodic Benefit (Credit) Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits | United States
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 5,437	$ 5,304	$ 5,238
Discount rate	3.45%	4.45%	3.97%
Expected rate of return on plan assets	6.00%	6.50%	6.625%
Cash balance interest crediting rate	4.00%	4.00%	4.00%
Components of net periodic benefit cost (credit):
Service cost	$ 0	$ 0	$ 0
Interest cost	156	178	169
Expected return on assets	(319)	(337)	(339)
Amortization of:
Prior service cost (credit)	0	0	0
Net actuarial loss	87	53	68
Settlement loss	0	0	5
Net periodic benefit (credit) cost	(76)	(106)	(97)
Pension Benefits | Foreign
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 1,415	$ 1,277	$ 1,266
Discount rate	2.02%	2.95%	2.45%
Expected rate of return on plan assets	2.85%	3.54%	4.56%
Rate of compensation increase	3.19%	2.98%	3.02%
Components of net periodic benefit cost (credit):
Service cost	$ 12	$ 11	$ 28
Interest cost	27	32	32
Expected return on assets	(39)	(45)	(57)
Amortization of:
Prior service cost (credit)	0	0	0
Net actuarial loss	11	2	22
Settlement loss	0	0	0
Net periodic benefit (credit) cost	11	0	25
Healthcare Benefits | United States
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 116	$ 111	$ 108
Discount rate	3.45%	4.45%	3.97%
Expected rate of return on plan assets	6.00%	6.50%	6.625%
Rate of compensation increase	3.00%	3.00%	3.00%
Components of net periodic benefit cost (credit):
Service cost	$ 1	$ 1	$ 1
Interest cost	5	6	7
Expected return on assets	(7)	(7)	(8)
Amortization of:
Prior service cost (credit)	(7)	(7)	(9)
Net actuarial loss	4	4	7
Settlement loss	0	0	0
Net periodic benefit (credit) cost	$ (4)	$ (3)	$ (2)
Healthcare Benefits | Foreign
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Discount rate	2.10%	3.10%	2.50%
Components of net periodic benefit cost (credit):
Service cost	$ 0	$ 0	$ 0
Interest cost	0	0	0
Expected return on assets	0	0	0
Amortization of:
Prior service cost (credit)	0	0	0
Net actuarial loss	0	0	0
Settlement loss	0	0	0
Net periodic benefit (credit) cost	$ 0	$ 0	$ 0